5. Risk Management (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk Management Details 5
Borrowings and financing	R$ 12,100,966	R$ 11,964,143	R$ 13,121,600
(-) Cash and cash equivalents	(2,283,047)	(1,886,221)	(1,639,214)	R$ (1,722,991)
Net debt	9,817,919	10,077,922
Total equity	17,513,009	15,419,211	R$ 13,716,606	R$ 13,304,403
Total capital	R$ 27,330,928	R$ 25,497,133
Leverage ratio	36.00%	40.00%